General and administrative expenses (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪		₪ 15,992		₪ 16,185	₪ 13,557
Office maintenance | ₪		1,589		1,591	1,455
Professional fees | ₪		2,658		2,571	2,921
Vehicles | ₪		431		322	330
Depreciation and amortization | ₪		1,124		880	620
Bad and doubtful debts | ₪		(599)		(1,308)	847
Communication | ₪		109		82	75
Other | ₪		1,995		1,595	1,262
General and administrative expenses | ₪		₪ 23,299		₪ 21,918	₪ 21,067
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $			$ 5,141
Office maintenance | $			511
Professional fees | $			855
Vehicles | $			139
Depreciation and amortization | $			361
Bad and doubtful debts | $			(193)
Communication | $			35
Other | $			642
General and administrative expenses | $	[1]		$ 7,491

[1]	Convenience Translation into US Dollars.